Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of reconciliation of income taxes at statutory rates [Table Text Block]
	2025	2024	2023
Loss for the year	$(1,611)	$(1,125)	$(3,097)
Expected income tax (recovery)	$(435)	$(304)	$(836)
Change in statutory, foreign tax, foreign exchange rates and other	(90)	131	(178)
Permanent difference	136	105	146
Share issue cost	(11)	(7)	(3)
Adjustment to prior years provision versus statutory tax returns	1,006	(140)	476
Change in unrecognized deductible temporary differences	377	215	395
Total income tax expense (recovery)	$983	$-	$-

Current income tax	$-	$-
Deferred tax expense	$983	$-

Schedule of components of deferred tax assets and liabilities [Table Text Block]
	2025	2024	2023
Deferred Tax Assets (liabilities)
Mineral property interests	$(4,236)	$(2,651)	$(1,881)
Equipment	128	106	115
Non-capital losses	1,797	1,280	389
Net deferred tax liability	$(2,311)	$(1,265)	$(1,377)

Schedule of significant components of temporary differences, unused tax credits and unused tax losses [Table Text Block]
	2025	Expiry Date Range	2024	Expiry Date Range	2023	Expiry Date Range
Temporary Differences
Mineral property interests	$3,363	No expiry date	$3,217	No expiry date	$3,667	No expiry date
Equipment	936	No expiry date	854	No expiry date	888	No expiry date
Lease liability	102	No expiry date	150	No expiry date	215	No expiry date
Share issue costs	93	2046 to 2049	175	2045 to 2048	297	2044 to 2047
Marketable securities	1,073	No expiry date	1,022	No expiry date	916	No expiry date
Allowable capital losses and other	187	No expiry date	105	No expiry date	87	No expiry date
Non-capital losses available for future period	14,633	See below	13,708	See below	13,067	See below
Canada	14,343	2030 to 2045	12,278	2030 to 2044	12,653	2030 to 2043
USA	290	No expiry date	1,430	No expiry date	414	No expiry date